Derivative instruments and hedging activities (Schedule of Balance Sheet Classification and Fair Values of Derivative Instruments) (Details) In Thousands, unless otherwise specified	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Mar. 31, 2015 Foreign Exchange Contract [Member] Other current assets [Member] Not Designated as Hedging Instrument [Member] USD ($)	Mar. 31, 2015 Foreign Exchange Contract [Member] Other current assets [Member] Not Designated as Hedging Instrument [Member] EUR (€)	Dec. 31, 2014 Foreign Exchange Contract [Member] Other current assets [Member] Not Designated as Hedging Instrument [Member] USD ($)	Mar. 31, 2015 Foreign Exchange Contract [Member] Accrued expenses and other current liabilities [Member] Designated as Hedging Instrument [Member] Cash Flow Hedge [Member] USD ($)	Dec. 31, 2014 Foreign Exchange Contract [Member] Accrued expenses and other current liabilities [Member] Designated as Hedging Instrument [Member] Cash Flow Hedge [Member] USD ($)	Mar. 31, 2015 Foreign Exchange Contract [Member] Accrued expenses and other current liabilities [Member] Not Designated as Hedging Instrument [Member] USD ($)	Mar. 31, 2015 Foreign Exchange Contract [Member] Accrued expenses and other current liabilities [Member] Not Designated as Hedging Instrument [Member] ILS	Dec. 31, 2014 Foreign Exchange Contract [Member] Accrued expenses and other current liabilities [Member] Not Designated as Hedging Instrument [Member] USD ($)
Derivatives, Fair Value [Line Items]
Fair value derivative asset			$ 4,007		$ 3,753
Notional amount of derivative asset			46,050	39,400	45,000
Fair value derivative liability						(863)	(1,243)	(2,811)		(2,901)
Notional amount of derivative liability						38,794	38,426	12,686	46,100	18,424
Fair value	333	(391)
Notional amount	$ 97,530	$ 101,850